UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05120

        Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Alabama – 1.1%
$ 1,145	Alabama Housing Finance Authority, Collateralized Home Mortgage Program Single Family Mortgage	4/08 at 102.00	Aaa	$1,163,206
	Revenue Bonds, Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)
5,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Champion	11/09 at 101.00	Baa3	5,322,800
	International Paper Corporation, Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)
1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	1,848,298
12,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	12,572,880
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

19,895	Total Alabama			20,907,184

	Alaska – 0.5%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	3,420,476
	12/01/30 – FGIC Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 – FGIC Insured	9/13 at 100.00	AAA	3,112,110
2,585	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	2,694,061
	Series 2000, 6.200%, 6/01/22 (Pre-refunded 6/01/10)

8,920	Total Alaska			9,226,647

	Arizona – 1.2%
13,100	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A–	14,436,855
	1999A, 6.625%, 7/01/20
4,900	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	11/09 at 100.00	Baa3	5,114,130
	Hospital, Series 1999A, 6.250%, 11/15/29
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	Baa3	1,517,180
	Hospital, Series 2002A, 6.250%, 2/15/21
3,000	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	3,000,180
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
	Minimum Tax)

22,400	Total Arizona			24,068,345

	Arkansas – 0.6%
10,460	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	10,572,968
	2003, 5.000%, 2/01/32 – AMBAC Insured
85	Conway, Arkansas, Sales and Use Tax Capital Improvement Bonds, Series 1997A, 5.350%, 12/01/17	12/06 at 101.00	AAA	86,318
	(Pre-refunded 12/01/06) – FSA Insured
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,048,360
	12/01/32 – FGIC Insured

12,545	Total Arkansas			12,707,646

	California – 10.1%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,798,900
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,863,100
7,310	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University,	10/09 at 39.19	Aaa	2,533,281
	Series 2000, 0.000%, 10/01/24 (Pre-refunded 10/01/09) – MBIA Insured
6,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	6,067,500
	Series 2006, 5.000%, 4/01/37
6,830	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	7,002,936
	Institutes, Series 2001, 5.250%, 10/01/34
17,155	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	12/06 at 100.00	Aa2	17,166,837
	California Projects, Series 1993A, 5.500%, 6/01/21
14,680	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	14,910,476
	Group, Series 1999, 5.375%, 4/01/17
	California, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A+	15,237,874
11,250	5.000%, 2/01/33	8/13 at 100.00	A+	11,439,338
7,500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33	2/14 at 100.00	A+	7,633,725
3,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/09 at 102.00	N/R (3)	3,228,840
	Facilities District 98-2 – Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)
5,870	Central California Joint Powers Health Finance Authority, Certificates of Participation,	8/06 at 100.00	Baa2	5,866,067
	Community Hospitals of Central California, Series 1993, 5.000%, 2/01/23
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	3,602,700
	2006C, 5.000%, 8/01/32 – FSA Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	14,702,400
	1995A, 0.000%, 1/01/22 (ETM)
2,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/07 at 100.00	AAA	2,524,700
	1995A, 6.000%, 1/01/34 (Pre-refunded 1/01/07)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	22,578,471
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,939,950
	Bonds, Series 2003A-1, 6.750%, 6/01/39
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
5,000	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	AAA	5,130,750
2,000	5.000%, 6/01/45	6/15 at 100.00	A	2,010,500
9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	9,179,280
	Series 2001A, 5.125%, 7/01/41
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	4,422,600
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	8,560,560
	Center, Series 2004, 5.625%, 7/01/34
7,300	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,	9/09 at 101.00	Baa3 (3)	7,886,044
	6.250%, 9/01/29 (Pre-refunded 9/01/09)
2,349	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/06 at 100.00	Baa3	2,338,383
	Electric Company, Series 1966A, 4.000%, 3/01/16

213,994	Total California			199,625,212

	Colorado – 3.1%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	5,238,450
	XLCA Insured
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	2,104,902
	Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	2,248,344
	2002A, 5.500%, 3/01/32 (ETM)
1,365	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity Healthcare Systems	11/06 at 100.00	AA	1,366,010
	Inc., Series 1994, 5.250%, 5/15/14
500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	BBB	524,600
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	AAA	19,395,441
	XLCA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%,	9/10 at 102.00	AAA	5,409,550
	9/01/35 – MBIA Insured
15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	4,221,900
	9/01/32 – MBIA Insured
39,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	10,593,945
	(Pre-refunded 9/01/10) – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	AAA	2,064,000
	MBIA Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	1,569,669
	5.500%, 6/15/19 – AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	AAA	6,033,440
	0.000%, 6/15/21 – AMBAC Insured

107,830	Total Colorado			60,770,251

	District of Columbia – 2.0%
	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax
	Revenue Bonds, Series 1998:
2,500	5.250%, 10/01/15 – AMBAC Insured	10/08 at 101.00	AAA	2,588,625
36,380	4.750%, 10/01/28 – AMBAC Insured	10/08 at 100.00	AAA	36,381,454

38,880	Total District of Columbia			38,970,079

	Florida – 2.2%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	AA	4,300,720
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	9,733,100
	4.500%, 6/01/35
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AAA	10,901,234
	10/01/30 – AMBAC Insured
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – FSA Insured	10/10 at 101.00	AAA	5,279,526
	(Alternative Minimum Tax)
4,895	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A	5,152,379
	Healthcare System, Series 1999E, 6.000%, 10/01/26
105	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A (3)	112,513
	Healthcare System, Series 1999E, 6.000%, 10/01/26 (Pre-refunded 10/01/09)
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AAA	8,436,533
	8/01/27 – MBIA Insured

42,820	Total Florida			43,916,005

	Georgia – 2.1%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/09 at 101.00	AAA	10,340,454
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	5/12 at 100.00	AAA	2,553,000
	MBIA Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AAA	4,198,680
	FSA Insured
500	Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional	No Opt. Call	AAA	503,805
	Medical Center Inc., Series 1997A, 6.250%, 12/01/06 (ETM)
21,100	Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional	12/06 at 102.00	AAA	21,731,734
	Medical Center Inc., Series 1997A, 6.750%, 12/01/26 (Pre-refunded 12/01/06)
2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	7/09 at 102.00	N/R	2,239,650
	System Inc., Series 1999, 6.500%, 7/01/27

40,590	Total Georgia			41,567,323

	Hawaii – 1.1%
7,500	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/23 – MBIA Insured	9/13 at 100.00	AAA	7,987,350
12,325	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	AAA	12,914,135
	MBIA Insured

19,825	Total Hawaii			20,901,485

	Illinois – 11.9%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	1/10 at 100.00	A+	2,188,668
2,425	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	2,507,280
	Revenues, Series 1997A, 5.250%, 12/01/22 – AMBAC Insured
15,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	6,264,300
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
1,125	Chicago Greater Metropolitan Sanitary District, Illinois, General Obligation Capital	No Opt. Call	Aaa	1,231,088
	Improvement Bonds, Series 1991, 7.000%, 1/01/11 (ETM)
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	AA (3)	5,395,750
	7/01/18 (Pre-refunded 7/01/12)
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	AAA	306,458
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	AAA	10,632,776
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	2,615,041
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	2,930,336
	Series 2004, 0.000%, 12/01/19 – FSA Insured
385	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	410,710
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
1,615	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	1,754,084
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	AAA	5,060,600
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aaa	15,916,555
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – FSA Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aaa	1,014,516
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – FSA Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/21 at 100.00	BBB	3,270,725
	Series 2002A, 6.250%, 12/01/32
8,000	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	8,176,480
	2001, 5.125%, 9/01/35 – AMBAC Insured
990	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest,	9/06 at 102.00	AAA	1,011,780
	Series 1996B, 6.400%, 9/01/31 (Pre-refunded 9/18/06) – FSA Insured
6,495	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest,	9/06 at 102.00	AAA	6,639,124
	Series 1996B, 6.400%, 9/01/31 (Pre-refunded 9/01/06)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	5,282,950
	5.500%, 8/15/43
15,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa2	15,973,650
	6.500%, 5/15/30
15,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	15,534,000
	2001B, 5.250%, 2/15/34 – FSA Insured
18,015	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke’s Medical	9/06 at 100.00	AAA	18,032,655
	Center Obligated Group, Series 1993, 5.250%, 11/15/20 (Pre-refunded 9/19/06) – MBIA Insured
8,145	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/07 at 101.00	AAA	8,299,592
	5.250%, 8/01/22 – AMBAC Insured
4,350	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	A (3)	5,153,662
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/30 –	6/15 at 101.00	AAA	4,408,100
	AMBAC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1992A:
18,955	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	AAA	11,659,410
12,830	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	AAA	7,485,792
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – MBIA Insured	No Opt. Call	AAA	4,230,085
3,385	0.000%, 6/15/21 – MBIA Insured	No Opt. Call	AAA	1,691,383
5,190	0.000%, 6/15/28 – MBIA Insured	No Opt. Call	AAA	1,835,184
10,975	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,692,319
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	6,263,600
21,375	0.000%, 6/15/34 – MBIA Insured	No Opt. Call	AAA	5,561,989
21,000	0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA	5,069,400
20,000	0.000%, 6/15/36 – MBIA Insured	No Opt. Call	AAA	4,715,200
22,055	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	4,458,639
8,460	5.250%, 6/15/42 – MBIA Insured	6/12 at 101.00	AAA	8,849,837
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
16,550	0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AAA	8,078,883
1,650	5.250%, 6/15/27 – AMBAC Insured	12/06 at 102.00	AAA	1,681,103
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – MBIA Insured	6/17 at 101.00	AAA	3,016,074
5,715	0.000%, 6/15/21 – MBIA Insured	6/17 at 101.00	AAA	4,584,916
965	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	956,537
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
495	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	502,123
	Bonds, Dock 2 Enhancement Project, Series 1998B, 5.875%, 7/01/08 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	940,244
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	Aaa	431,748
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)

360,130	Total Illinois			235,715,346

	Indiana – 4.7%
10,000	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	10,774,700
17,105	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Partners	2/07 at 102.00	A+ (3)	17,648,597
	Inc., Series 1996A, 6.000%, 2/15/21 (Pre-refunded 2/15/07)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,109,080
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Sisters of St. Francis
	Health Services Inc., Series 1997A:
255	5.125%, 11/01/17 (Pre-refunded 11/01/07) – MBIA Insured	11/07 at 102.00	AAA	264,336
595	5.125%, 11/01/17 (Pre-refunded 11/01/07) – MBIA Insured	11/07 at 102.00	AAA	616,783
3,175	5.375%, 11/01/27 (Pre-refunded 11/01/07) – MBIA Insured	11/07 at 102.00	AAA	3,300,825
7,345	5.375%, 11/01/27 (Pre-refunded 11/01/07) – MBIA Insured	11/07 at 102.00	AAA	7,636,082
20,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	20,540,000
	6/01/28 – FSA Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AAA	6,328,250
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AAA	5,431,967
5,000	Mooresville School Building Corporation, Morgan County, Indiana, First Mortgage Bonds, Series	1/09 at 102.00	AAA	5,216,800
	1998, 5.000%, 7/15/15 – FSA Insured
13,100	Noblesville, Indiana, Revenue Bonds, Catholic High School Corporation, Series 2003,	7/13 at 101.00	N/R	13,514,877
	5.750%, 7/01/22

105,670	Total Indiana			93,382,297

	Iowa – 0.9%
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	A (3)	3,793,160
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,205,520
	5.625%, 6/01/46
6,160	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	6,663,765
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)

16,660	Total Iowa			17,662,445

	Kansas – 0.5%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AA+	10,432,100

	Kentucky – 0.1%
1,755	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	1/07 at 100.00	AAA	1,756,755
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – MBIA Insured

	Louisiana – 2.1%
1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation	3/08 at 102.00	B2	999,290
	Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,297,290
	Lady Health System, Series 2005A, 5.250%, 8/15/32
11,885	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	11/06 at 100.00	AAA	13,335,208
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
20,980	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	22,012,426
	Series 2001B, 5.875%, 5/15/39

39,015	Total Louisiana			41,644,214

	Maryland – 0.4%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	3,531,325
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	4,801,664
	Series 2004, 5.500%, 8/15/33
8,100	Total Maryland			8,332,989

	Massachusetts – 3.7%
10,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	10,616,600
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12)
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,760,798
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,340	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	4,491,466
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24	7/14 at 100.00	BB–	1,412,079
1,000	6.375%, 7/01/34	7/14 at 100.00	BB–	1,048,110
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
10,000	5.000%, 1/01/27 – MBIA Insured	1/07 at 102.00	AAA	10,110,600
22,040	5.000%, 1/01/37 – MBIA Insured	1/07 at 102.00	AAA	22,324,096
8,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/07 at 102.00	AAA	8,146,000
	Series 1997B, 5.125%, 1/01/37 – MBIA Insured
7,405	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AAA	7,471,719
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
1,750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 6, 5.500%,	8/10 at 101.00	AAA	1,874,163
	8/01/30 (Pre-refunded 8/01/10)
4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 6,	8/10 at 101.00	AAA	4,493,908
	5.500%, 8/01/30

71,845	Total Massachusetts			73,749,539

	Michigan – 4.7%
6,000	Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Oakwood	8/06 at 100.00	AAA	6,004,800
	Obligated Group, Series 1994A, 5.250%, 8/15/21 – MBIA Insured
10,300	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	9,804,364
	5.500%, 5/01/21
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	4,932,900
	4.625%, 7/01/32 (WI/DD, Settling 8/16/06) – FSA Insured
14,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	14,379,540
	7/01/35 – MBIA Insured
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,578,347
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
1,700	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,750,507
5,000	7.900%, 10/01/21	10/09 at 102.00	Ba1	5,271,800
3,500	8.000%, 10/01/31	10/09 at 102.00	Ba1	3,684,520
22,235	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	20,982,280
	Obligated Group, Series 1998A, 5.250%, 8/15/28
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,000	6.250%, 8/15/13	8/06 at 100.00	BB–	1,000,380
12,925	6.500%, 8/15/18	8/06 at 100.00	BB–	12,931,463
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	AAA	7,478,136
	Edison Company, Series 2002D, 5.250%, 12/15/32 – XLCA Insured

94,100	Total Michigan			93,799,037

	Minnesota – 0.1%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,799,105
	5.000%, 5/01/30
405	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 –	8/06 at 101.00	AAA	407,568
	MBIA Insured

2,155	Total Minnesota			2,206,673

	Missouri – 2.7%
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	41,541,198
	2003, 5.250%, 5/15/32
2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,059,940
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB	4,136,400
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
1,750	5.500%, 11/15/12	11/07 at 101.00	BB	1,770,545
1,000	5.600%, 11/15/17	11/07 at 101.00	BB	1,005,270
3,075	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	11/09 at 101.00	BB	3,205,195
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24

51,825	Total Missouri			53,718,548

	Montana – 0.1%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	AAA	3,853,425
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured

	Nevada – 1.9%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	AA	2,556,475
	9/01/29 – RAAI Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 – AMBAC Insured	No Opt. Call	AAA	6,501,869
11,000	0.000%, 1/01/25 – AMBAC Insured	No Opt. Call	AAA	4,498,890
2,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AAA	2,126,440
22,010	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	22,690,109

52,605	Total Nevada			38,373,783

	New Jersey – 5.5%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	24,176,408
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	9,439,380
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital
	Obligated Group, Series 2000:
250	7.375%, 7/01/15	7/10 at 101.00	BBB–	276,865
11,200	7.500%, 7/01/30	7/10 at 101.00	BBB–	12,328,848
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	8,228,775
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AAA	8,898,000
27,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	7,621,830
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	358,025
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	121,529
1,490	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	1,724,556
26,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	28,353,369
	Series 2002, 6.125%, 6/01/42
7,015	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	7,611,696
	Series 2003, 6.250%, 6/01/43

144,175	Total New Jersey			109,139,281

	New Mexico – 0.6%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,717,065
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,796,416
	2002A, 5.000%, 6/01/32

11,100	Total New Mexico			11,513,481

	New York – 13.3%
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,759,165
	Health, Series 2004, 5.050%, 2/15/25
445	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AA–	457,682
	Services Facilities, Series 1999D, 5.250%, 2/15/29
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1999D:
65	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (3)	68,422
6,490	5.250%, 2/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AA– (3)	6,831,699
5,200	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	A+ (3)	5,663,164
	Facilities, Series 1999, 6.000%, 5/15/39 (Pre-refunded 5/15/10)
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/08 at 100.00	Ba1	2,525,875
	Group, Series 2000A, 5.500%, 7/01/26
2,625	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Ba1	2,652,169
	2000C, 5.500%, 7/01/26
5,360	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/07 at 102.00	AAA	5,558,374
	Meadows Project, Series 1997A, 5.600%, 8/01/17 – MBIA Insured
11,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	11,411,400
	5.250%, 12/01/26 (Pre-refunded 6/01/08) – MBIA Insured
15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A– (3)	16,683,580
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,050,640
	5.000%, 12/01/35
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	11,582,300
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,668,520
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
1,280	New York City, New York, General Obligation Bonds, Fiscal Series 1997E, 6.000%, 8/01/16	8/06 at 101.50	AA–	1,301,325
39,610	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	41,100,919
	(Pre-refunded 10/15/07)
9,320	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	AA–	9,547,501
4,075	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	AA– (3)	4,189,793
	(Pre-refunded 8/01/07)
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
15,000	5.500%, 6/01/21	6/13 at 100.00	AA–	16,050,450
10,000	5.500%, 6/01/22	6/13 at 100.00	AA–	10,682,000
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	AA–	8,420,080
6,000	5.250%, 8/15/25	8/14 at 100.00	AA–	6,315,060
8,500	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	8,839,660
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA–	10,614,400
26,190	5.500%, 6/01/18	6/12 at 100.00	AA–	28,010,467
33,810	5.500%, 6/01/19	6/13 at 100.00	AA–	36,322,758
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	2,715,175
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)

249,470	Total New York			264,022,578

	North Carolina – 0.9%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,531,665
	Series 2003G, 5.000%, 6/01/33
1,105	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/07 at 102.00	AAA	1,135,001
	1996A, 5.700%, 1/01/13 – MBIA Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	BBB	2,560,250
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,561,335
	Facilities, Series 2004A, 5.000%, 2/01/20
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A3	10,822,900
	6.500%, 1/01/20

16,605	Total North Carolina			17,611,151

	Ohio – 0.1%
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	3,089,880
	5.000%, 12/01/31 – FGIC Insured

	Oklahoma – 0.8%
15,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	15,386,100
	5.125%, 2/15/31

	Oregon – 0.1%
2,600	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA–	2,703,662
	System, Series 2001, 5.250%, 5/01/21

	Pennsylvania – 1.5%
4,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/08 at 100.00	AA	4,505,310
	Pennsylvania, Series 1998, 4.500%, 7/15/21
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	7,033,975
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	AAA	8,266,720
	6/01/34 – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	10,299,471
	District, Series 2003, 5.000%, 6/01/33 – FSA Insured

29,075	Total Pennsylvania			30,105,476

	Puerto Rico – 1.1%
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	5,931,834
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%,
	6/01/26 (Alternative Minimum Tax)
10,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	10,649,100
	5.500%, 10/01/40
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AAA	5,324,300

20,450	Total Puerto Rico			21,905,234

	Rhode Island – 1.2%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	6,410,687
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – MBIA Insured
16,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	16,879,840
	Series 2002A, 6.250%, 6/01/42

22,250	Total Rhode Island			23,290,527

	South Carolina – 2.7%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	7,225,890
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,073,050
	5.000%, 6/01/36 – FGIC Insured
8,475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	10/06 at 100.00	BBB	8,464,491
	1986, 5.000%, 1/01/25
20,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	21,788,745
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
8,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	12/10 at 102.00	Baa2 (3)	9,250,960
	Alliance, Series 2000A, 7.375%, 12/15/21 (Pre-refunded 12/15/10)
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AAA	4,325,812
	5.000%, 3/01/38 – MBIA Insured
110	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	116,190
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

51,550	Total South Carolina			54,245,138

	Tennessee – 0.3%
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	Baa3	3,243,390
2,605	6.500%, 4/15/31	4/12 at 101.00	Baa3	2,835,907

5,605	Total Tennessee			6,079,297

	Texas – 5.8%
13,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/06 at 100.00	CCC+	13,065,390
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
5,440	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 12.500%, 11/15/07 – MBIA	No Opt. Call	AAA	6,029,859
	Insured (ETM)
18,825	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 12.500%, 11/15/07 –	No Opt. Call	AAA	20,851,888
	MBIA Insured
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	5,958,260
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	4,089,440
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,798,685
	5.250%, 11/15/30 – MBIA Insured
23,875	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	7,845,086
	Project, Series 2001B, 0.000%, 9/01/29 – AMBAC Insured
10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16 –	7/10 at 100.00	AAA	10,663,169
	FSA Insured (Alternative Minimum Tax)
	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997:
5,685	0.000%, 2/15/10	No Opt. Call	AAA	4,926,109
3,470	0.000%, 2/15/11	No Opt. Call	AAA	2,884,923
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	5,099,700
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
22,060	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 31.45	AAA	6,039,587
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/27
6,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	4/08 at 102.00	BBB–	6,411,480
	1999C, 8.000%, 5/01/29
5,000	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities	5/07 at 102.00	BBB–	5,202,250
	Revenue Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative
	Minimum Tax)
5,000	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	4/08 at 102.00	BBB–	5,158,600
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	BBB	5,350,900
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	Baa2	2,141,820
	Company, Series 2003A, 5.800%, 7/01/22

142,210	Total Texas			114,517,146

	Utah – 0.9%
1,655	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	1,718,089
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured
3,345	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	3,464,182
	7/01/19 – MBIA Insured
1,850	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	1/10 at 101.50	Aaa	1,869,480
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	3,800,492
	4/01/35 – MBIA Insured
5,810	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	Aaa	6,096,840
	10/01/28 – AMBAC Insured

16,360	Total Utah			16,949,083

	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	2,742,100
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Virginia – 1.4%
4,125	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	4,439,944
	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
15,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 28.38	AAA	3,929,250
	Road, Series 1998A, 0.000%, 8/15/30 (Pre-refunded 8/15/08)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
19,400	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA	4,216,978
60,500	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA	11,695,860
3,245	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997E, 5.600%,	1/08 at 102.00	AA+	3,324,438
	11/01/17 (Alternative Minimum Tax)
102,270	Total Virginia			27,606,470

	Washington – 2.4%
6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	AAA	6,551,424
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	13,780,875
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	AAA	4,307,960
	2003A, 5.500%, 7/01/17 – XLCA Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	5,827,986
	1989B, 0.000%, 7/01/14
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AAA	4,856,300
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
3,700	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	4,034,702
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – MBIA Insured	No Opt. Call	AAA	2,986,470
16,195	0.000%, 6/01/30 – MBIA Insured	No Opt. Call	AAA	5,096,890

64,995	Total Washington			47,442,607

	Wisconsin – 2.5%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
8,000	6.125%, 6/01/27	6/12 at 100.00	BBB	8,506,000
11,685	6.375%, 6/01/32	6/12 at 100.00	BBB	12,503,534
6,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series	8/13 at 100.00	AAA	6,251,580
	2003A, 5.125%, 8/01/22 – AMBAC Insured
12,305	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	8/07 at 102.00	AAA	12,648,556
	Series 1997, 5.250%, 8/15/27 – MBIA Insured
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A–	6,364,680
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	A	3,984,975
	Services Inc., Series 2002, 5.750%, 8/15/30

47,740	Total Wisconsin			50,259,325

$ 2,292,264	Total Investments (cost $1,827,520,731) – 99.0%			1,965,895,864

	Other Assets Less Liabilities – 1.0%			19,848,018

	Net Assets – 100%			$1,985,743,882

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $1,823,643,969.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$143,158,946
Depreciation	(907,051)

Net unrealized appreciation (depreciation) of investments	$142,251,895

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.